Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013 acquisition	Jun. 30, 2012 acquisition	Jun. 30, 2011 acquisition
Significant Acquisitions and Disposals [Line Items]
Number of Businesses Acquired									8	4	3
Aggregate annual sales for businesses acquired, for their most recent fiscal year prior to acquisition									$ 484,000,000	$ 141,000,000	$ 65,000,000
Total purchase price for all businesses acquired in cash	621,000,000				156,000,000				621,000,000	156,000,000	61,000,000
Assumed debt for all businesses acquired	114,000,000								114,000,000
Business Acquisition, Minority Interests Acquired										2
Proceeds from (Payments to) Noncontrolling Interests										147,000,000
Net sales	3,428,233,000	3,307,041,000	3,065,495,000	3,214,935,000	3,411,666,000	3,393,563,000	3,106,832,000	3,233,881,000	13,015,704,000	13,145,942,000	12,345,870,000
Business Divestitures [Member]
Significant Acquisitions and Disposals [Line Items]
Net sales									158,000,000
Gain on Divestiture									$ 18,000,000